Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 125,347	$ 424,714
Restricted cash and short-term investments	23,432	1,551
Trade accounts receivable	81	385
Other receivables, prepaid expenses and accrued income	14,574	5,309
Amounts due from related parties	6,311	5,915
Inventories	11,951	2,051
Total current assets	181,696	439,925
Long-term assets
Restricted cash	3,111	0
Investment in available-for-sale securities	267,352	353,034
Investments in affiliates	350,918	367,656
Cost method investments	204,172	198,524
Newbuildings	767,525	435,859
Vessels and equipment, net	811,715	573,615
Deferred charges	24,484	4,064
Other non-current assets	54,248	6,769
Amounts due from related parties	0	34,953
Total assets	2,665,221	2,414,399
Current liabilities
Current portion of long-term debt	30,784	14,400
Trade accounts payable	12,728	10,203
Accrued expenses	22,787	20,413
Amounts due to related parties	363	4,037
Other current liabilities	23,912	38,006
Total current liabilities	90,574	87,059
Long-term liabilities
Long-term debt	636,244	490,506
Long-term debt due to related parties	50,000	0
Other long-term liabilities	84,266	72,515
Total liabilities	861,084	650,080
Commitments and Contingencies (see note 34 and 35)
EQUITY
Share capital 80,579,295 common shares of $1.00 each issued and outstanding (2012: 80,503,364)	80,580	80,504
Additional paid-in capital	656,018	654,042
Contributed surplus	200,000	200,000
Accumulated other comprehensive loss	(6,757)	(18,730)
Retained earnings	874,296	848,503
Total stockholders' equity	1,804,137	1,764,319
Total liabilities and equity	$ 2,665,221	$ 2,414,399